As filed with the Securities and Exchange Commission on May 16, 2014

1933 Act Registration No. 333 - 70754

1940 Act Registration No. 811 - 10509

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [    ]

Pre-Effective Amendment No.              [    ]

Post-Effective Amendment No.     49       [ X ]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [    ]

Amendment No.   48                  [ X ]

(Check appropriate box or boxes)

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s telephone number, including area code:            (212) 554-1234

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

Title of Securities Being Registered: Class A, Class B and Class K Shares of Beneficial Interest

It is proposed that this filing will become effective:

 X       immediately upon filing pursuant to paragraph (b)

           on [                    ] pursuant to paragraph (b)

           60 days after filing pursuant to paragraph (a)

           on [date] pursuant to paragraph (a) of Rule 485

           75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

           This post-effective amendment designates a new effective date for a previously filed post- effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and in the State of New York on the 16th day of May 2014.

AXA PREMIER VIP TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President
and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Chairman of the Board, Trustee, President and Chief Executive Officer	May 16, 2014

/s/ Gerald C. Crotty* Gerald C. Crotty	Trustee	May 16, 2014

/s/ Barry Hamerling* Barry Hamerling	Trustee	May 16, 2014

/s/ Thomas P. Lemke* Thomas P. Lemke	Trustee	May 16, 2014

/s/ Cynthia R. Plouché* Cynthia R. Plouché	Trustee	May 16, 2014

/s/ Rayman L. Solomon* Rayman L. Solomon	Trustee	May 16, 2014

/s/ Brian E. Walsh * Brian E. Walsh	Treasurer and Chief Financial Officer	May 16, 2014

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)

EXHIBIT INDEX

Exhibit 101.INS	XBRL Instance Document

Exhibit 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit 101.CAL	XBRL Taxonomy Extension Calculation Linkbase

Exhibit 101.DEF	XBRL Taxonomy Extension Definition Linkbase

Exhibit 101.LAB	XBRL Taxonomy Extension Labels LinkBase

Exhibit 101.PRE	XBRL Taxonomy Extension Presentation Linkbase